Leases (Details) - Summary of Balance Sheet Information of Finance Lease Liability - One Energy Enterprises Inc [Member] - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Right-of-use assets	$ 432,424	$ 61,038	$ 79,350
Lease liability, current	145,693	17,645	16,159
Lease liability, non-current	$ 295,374	$ 47,743	$ 65,388